Document and Entity Information - shares	3 Months Ended
	Sep. 30, 2016	Oct. 31, 2016
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,539,582
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2017